Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2021
Finite Lived Intangible Assets [Line Items]
Impairment of goodwill		$ 0	$ 0
Amortization of intangible assets	$ 153,000,000	$ 100,000,000		$ 200,000,000	$ 185,000,000
Accumulated amortization	$ 153,000,000		$ 153,000,000	$ 672,000,000		$ 0